03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 | Fidelity Advisor Freedom® 2055 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom® 2055 Fund/A, M, C, I
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 82 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 - Fidelity Advisor Freedom® 2055 Fund	Fidelity Advisor Freedom 2055 Fund-Class A		Fidelity Advisor Freedom 2055 Fund-Class M		Fidelity Advisor Freedom 2055 Fund-Class C		Fidelity Advisor Freedom 2055 Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 - Fidelity Advisor Freedom® 2055 Fund		Fidelity Advisor Freedom 2055 Fund-Class A	Fidelity Advisor Freedom 2055 Fund-Class M	Fidelity Advisor Freedom 2055 Fund-Class C	Fidelity Advisor Freedom 2055 Fund - Class I
Management Fee	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none
Other expenses	[1]	none	none	none	none
Total annual operating expenses	[1]	1.00%	1.25%	1.75%	0.75%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 - Fidelity Advisor Freedom® 2055 Fund - USD ($)	Fidelity Advisor Freedom 2055 Fund-Class A	Fidelity Advisor Freedom 2055 Fund-Class M	Fidelity Advisor Freedom 2055 Fund-Class C	Fidelity Advisor Freedom 2055 Fund - Class I
1 year	$ 671	$ 472	$ 277	$ 76
3 years	874	731	550	238
5 years	1,094	1,010	947	415
10 years	$ 1,725	$ 1,804	$ 2,058	$ 926

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 - Fidelity Advisor Freedom® 2055 Fund - USD ($)	Fidelity Advisor Freedom 2055 Fund-Class A	Fidelity Advisor Freedom 2055 Fund-Class M	Fidelity Advisor Freedom 2055 Fund-Class C	Fidelity Advisor Freedom 2055 Fund - Class I
1 Year	$ 671	$ 472	$ 177	$ 76
3 Years	874	731	550	238
5 Years	1,094	1,010	947	415
10 Years	$ 1,725	$ 1,804	$ 2,058	$ 926

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2055. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of 2018, as illustrated in the following chart. On or about June 30, 2018, the Adviser will begin transitioning fund assets to achieve the desired allocations.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.05%	March 31, 2012
Lowest Quarter Return	-8.49%	September 30, 2015
Year-to-Date Return	-0.52%	March 31, 2018

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 - Fidelity Advisor Freedom® 2055 Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Advisor Freedom 2055 Fund-Class A				Jun. 01, 2011
Fidelity Advisor Freedom 2055 Fund-Class A | Return Before Taxes	14.39%	9.47%	7.70%
Fidelity Advisor Freedom 2055 Fund-Class A | After Taxes on Distributions	13.44%	8.28%	6.62%	Jun. 01, 2011
Fidelity Advisor Freedom 2055 Fund-Class A | After Taxes on Distributions and Sales	8.80%	7.18%	5.82%	Jun. 01, 2011
Fidelity Advisor Freedom 2055 Fund-Class M				Jun. 01, 2011
Fidelity Advisor Freedom 2055 Fund-Class M | Return Before Taxes	16.78%	9.69%	7.81%
Fidelity Advisor Freedom 2055 Fund-Class C				Jun. 01, 2011
Fidelity Advisor Freedom 2055 Fund-Class C | Return Before Taxes	19.36%	9.92%	7.85%
Fidelity Advisor Freedom 2055 Fund - Class I				Jun. 01, 2011
Fidelity Advisor Freedom 2055 Fund - Class I | Return Before Taxes	21.61%	11.04%	8.94%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	13.77%
Fidelity Freedom 2055 Composite Index℠(reflects no deduction for fees or expenses)	20.95%	12.27%	10.43%
[1]	From June 1, 2011

03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 | Fidelity Advisor Freedom® 2055 Fund | Fidelity Advisor Freedom 2055 Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 | Fidelity Advisor Freedom® 2055 Fund | Fidelity Advisor Freedom 2055 Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Advisor Freedom Funds AMCI PRO-09 | Fidelity Advisor Freedom® 2055 Fund | Fidelity Advisor Freedom 2055 Fund-Class C
On Class C shares redeemed less than one year after purchase.